Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at December 31, 2017 and 2016 are summarized below.

	December 31,
	2017		2016
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$81,255,167	20.2%	$77,979,909	21.2%
Consumer Loans	56,761,695	14.1%	50,667,894	13.8%
Commercial Business Loans	26,777,893	6.6%	16,279,177	4.4%
Commercial Real Estate Loans	237,814,628	59.1%	222,599,294	60.6%
Total Loans Held For Investment	402,609,383	100.0%	367,526,274	100.0%
Loans Held For Sale	3,051,950		4,243,907
Total Loans Receivable, Gross	405,661,333		371,770,181
Less:
Allowance For Loan Losses	8,221,618		8,356,231
Loans in Process	6,804,533		3,526,064
Deferred Loan Fees	141,985		165,040
	15,168,136		12,047,335
Total Loans Receivable, Net	$390,493,197		$359,722,846

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Company to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2017 and 2016.

December 31, 2017	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$73,225,237	$2,352,536	$1,384,222	$4,293,172	$81,255,167
Consumer	52,249,017	1,862,340	344,361	2,305,977	56,761,695
Commercial Business	23,396,550	2,066,749	767,048	547,546	26,777,893
Commercial Real Estate	158,232,465	53,798,061	21,269,279	4,514,823	237,814,628
Total	$307,103,269	$60,079,686	$23,764,910	$11,661,518	$402,609,383

December 31, 2016	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$70,503,057	$665,235	$1,082,928	$5,728,689	$77,979,909
Consumer	46,818,650	2,591,860	6,357	1,251,027	50,667,894
Commercial Business	14,731,698	1,002,170	50,081	495,228	16,279,177
Commercial Real Estate	127,068,983	71,927,031	18,153,718	5,449,562	222,599,294
Total	$259,122,388	$76,186,296	$19,293,084	$12,924,506	$367,526,274

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at December 31, 2017 and 2016.

	December 31, 2017
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$395,763	$—	$948,875	$1,344,638	$79,910,529	$81,255,167
Consumer	604,809	85,178	182,757	872,744	55,888,951	56,761,695
Commercial Business	185,526	102,244	—	287,770	26,490,123	26,777,893
Commercial Real Estate	2,207,655	364,515	1,919,292	4,491,462	233,323,166	237,814,628
Total	$3,393,753	$551,937	$3,050,924	$6,996,614	$395,612,769	$402,609,383

	December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$653,858	$—	$1,050,444	$1,704,302	$76,275,607	$77,979,909
Consumer	625,178	119,640	57,794	802,612	49,865,282	50,667,894
Commercial Business	536,492	69,256	—	605,748	15,673,429	16,279,177
Commercial Real Estate	1,719,758	256,285	1,885,177	3,861,220	218,738,074	222,599,294
Total	$3,535,286	$445,181	$2,993,415	$6,973,882	$360,552,392	$367,526,274

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2017 compared to 2016.

	December 31, 2017		December 31, 2016		$ Increase (Decrease)	% Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)
Non-accrual Loans:
Residential Real Estate	$1,948,524	0.5%	$2,488,158	0.7%	$(539,634)	(21.7)%
Consumer	318,926	0.1	241,571	0.1	77,355	32.0
Commercial Business	109,401	—	145,401	—	(36,000)	(24.8)
Commercial Real Estate	3,340,904	0.8	2,639,837	0.7	701,067	26.6
Total Non-accrual Loans	$5,717,755	1.5%	$5,514,967	1.5%	$202,788	3.7%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the allowance for loan losses by loan category for the years ended December 31, 2017, 2016 and 2015.

	For the Year Ended December 31, 2017
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231
Provision	82,909	257,180	261,599	(301,688)	300,000
Charge-Offs	(211,780)	(184,161)	(133,371)	(301,260)	(830,572)
Recoveries	2,368	75,176	—	318,415	395,959
Ending Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618

	For the Year Ended December 31, 2016
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133
Provision	223,232	88,466	247,320	(59,018)	500,000
Charge-Offs	(197,381)	(241,738)	(150,000)	(374,144)	(963,263)
Recoveries	11,312	86,739	11,731	434,579	544,361
Ending Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231

	For the Year Ended December 31, 2015
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,392,065	$886,716	$159,353	$5,919,362	$8,357,496
Provision	53,694	549,462	617,658	(1,220,814)	—
Charge-Offs	(216,525)	(527,055)	(10,947)	(761,941)	(1,516,468)
Recoveries	93,949	154,030	7,884	1,178,242	1,434,105
Ending Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually and collectively for impairment in loans receivable at December 31, 2017 and 2016.

	Loans Receivable
December 31, 2017	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$1,883,741	$79,371,426	$81,255,167
Consumer	181,617	56,580,078	56,761,695
Commercial Business	100,401	26,677,492	26,777,893
Commercial Real Estate	6,276,547	231,538,081	237,814,628
Total	$8,442,306	$394,167,077	$402,609,383

	Loans Receivable
December 31, 2016	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,181,740	$75,798,169	$77,979,909
Consumer	170,552	50,497,342	50,667,894
Commercial Business	145,401	16,133,776	16,279,177
Commercial Real Estate	5,830,341	216,768,953	222,599,294
Total	$8,328,034	$359,198,240	$367,526,274
The following tables present information related to impaired loans evaluated individually and collectively for impairment in the allowance for loan losses at December 31, 2017 and 2016.

December 31, 2017	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,233,843	$1,233,843
Consumer	—	1,144,815	1,144,815
Commercial Business	—	1,011,227	1,011,227
Commercial Real Estate	—	4,831,733	4,831,733
Total	$—	$8,221,618	$8,221,618

December 31, 2016	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,360,346	$1,360,346
Consumer	1,699	994,921	996,620
Commercial Business	—	882,999	882,999
Commercial Real Estate	12,590	5,103,676	5,116,266
Total	$14,289	$8,341,942	$8,356,231

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2017, 2016 and 2015. None of the impaired loans had a related allowance recorded at December 31, 2017.

	December 31, 2017
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,883,741	$2,333,741	$—	$2,889,065	$24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total
Residential Real Estate	1,883,741	2,333,741	—	2,889,065	24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total	$8,442,306	$11,077,416	$—	$10,793,223	$213,646

(4)       Loans Receivable, Net, Continued

	December 31, 2016
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,181,740	$2,263,240	$—	$3,443,140	$6,371
Consumer	110,114	118,414	—	293,287	—
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,424,701	7,207,688	—	8,688,506	227,441
With an Allowance Recorded:
Consumer	60,438	60,438	1,699	61,947	4,591
Commercial Real Estate	405,640	418,654	12,590	426,569	22,798
Total
Residential Real Estate	2,181,740	2,263,240	—	3,443,140	6,371
Consumer	170,552	178,852	1,699	355,234	4,591
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,830,341	7,626,342	12,590	9,115,075	250,239
Total	$8,328,034	$11,063,835	$14,289	$13,213,835	$261,201

	December 31, 2015
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,922,105	$3,033,735	$—	$3,014,807	$13,909
Consumer	120,889	129,188	—	130,202	—
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	8,620,301	10,969,642	—	8,952,868	245,197
With An Allowance Recorded:
Consumer	251,493	256,923	32,300	254,611	4,789
Commercial Real Estate	570,339	577,139	49,300	579,418	31,684
Total
Residential Real Estate	2,922,105	3,033,735	—	3,014,807	13,909
Consumer	372,382	386,111	32,300	384,813	4,789
Commercial Business	162,201	362,201	—	190,562	—
Commercial Real Estate	9,190,640	11,546,781	49,300	9,532,286	276,881
Total	$12,647,328	$15,328,828	$81,600	$13,122,468	$295,579

Troubled Debt Restructurings on Financing Receivables
The following table summarizes the loans restructured as TDRs during the year ended December 31, 2015:

Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Consumer	1	$36,460	$36,460
Commercial Real Estate	6	922,000	922,000
Total	7	958,460	958,460

The following table is a summary of TDRs restructured during the periods indicated that subsequently defaulted during the same period:

	Year Ended December 31,
	2017		2016		2015
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial Real Estate	—	—	—	—	2	30,713
Total	—	$—	—	$—	2	$30,713